GENERAL (Unaudited pro forma condensed results of operations) (Details) (Acquisition of Tilera Corporation [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquisition of Tilera Corporation [Member]
Unaudited pro forma condensed results of operations
Revenues	$ 101,539	$ 105,854
Net loss	$ 4,441	$ 3,225